Consolidated Income Statements - EUR (€) € in Millions, shares in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Profit (loss) [abstract]
Net sales	€ 19,790	€ 17,335	[1]	€ 37,761
Other revenues	1,005	596	[1]	1,414
Cost of sales	(6,130)	(5,542)	[1]	(12,255)
Gross profit	14,665	12,389	[1]	26,920
Research and development expenses	(3,147)	(2,663)	[1]	(5,692)
Selling and general expenses	(4,953)	(4,531)	[1]	(9,555)
Other operating income	416	410	[1]	859
Other operating expenses	(1,204)	(709)	[1]	(1,805)
Amortization of intangible assets	(910)	(775)	[1]	(1,580)
Impairment of intangible assets	(87)	(178)	[1]	(192)
Fair value remeasurement of contingent consideration	(17)	(4)	[1]	(4)
Restructuring costs and similar items	(792)	(343)	[1]	(820)
Other gains and losses, and litigation	(142)	0	[1]	(5)
Operating income	3,829	3,596	[1]	8,126
Financial expenses	(189)	(188)	[1]	(368)
Financial income	34	28	[1]	40
Income before tax and investments accounted for using the equity method	3,674	3,436	[1]	7,798
Income tax expense	(495)	(678)	[1]	(1,558)
Share of profit/(loss) from investments accounted for using the equity method	58	26	[1]	39
Net income	3,237	2,784	[2],[3]	6,279
Net income attributable to non-controlling interests	53	20	[4]	56 [4]
Net income attributable to equity holders of Sanofi	€ 3,184	€ 2,764	[1]	€ 6,223
Average number of shares outstanding (in shares)	1,250.0	1,250.3	[1]	1,252.5
Average number of shares after dilution (in shares)	1,255.3	1,255.6	[1]	1,257.9
Basic earnings per share (in euros per share)	€ 2.55	€ 2.21	[1]	€ 4.97
Diluted earnings per share (in euros per share)	€ 2.54	€ 2.20	[1]	€ 4.95

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.
[4]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.